AFS and HTM Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 263,459	$ 269,912
Weighted average yield contractual maturities, Total, available-for-sale	3.57%
Due within 1 year, Contractual maturities, available-for-sale	$ 13,162
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.22%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 11,003
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.12%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 22,467
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.39%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 216,827
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.69%
Held-to-maturity securities:
Held-to-maturity securities, amortized cost	$ 153,933	144,788
Weighted average yield contractual maturities, Total, held-to-maturity, cost	2.95%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 1,296
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	1.75%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 42,344
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	2.14%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 3,147
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	3.68%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 107,146
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	3.27%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 156,860	142,115
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	1,301
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	42,932
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	3,245
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	109,382
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 14,960	13,348
Weighted average yield contractual maturities, Total, available-for-sale	1.96%
Due within 1 year, Contractual maturities, available-for-sale	$ 9,980
Percentage of weighted average yield, Due within 1 year, available-for-sale	1.88%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 4,674
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	2.12%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 46
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.83%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 260
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.25%
Held-to-maturity securities:
Held-to-maturity securities, amortized cost	$ 45,541	44,751
Weighted average yield contractual maturities, Total, held-to-maturity, cost	2.12%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 1,296
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	1.75%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 42,242
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	2.13%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 1,244
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	2.00%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 759
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	2.33%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 46,139	44,340
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	1,301
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	42,830
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	1,268
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	740
Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 40,337	49,264
Weighted average yield contractual maturities, Total, available-for-sale	4.82%
Due within 1 year, Contractual maturities, available-for-sale	$ 2,687
Percentage of weighted average yield, Due within 1 year, available-for-sale	2.91%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 3,208
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.31%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 4,245
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.21%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 30,197
Percentage of weighted average yield, Due after 10 years, available-for-sale	5.38%
Held-to-maturity securities:
Held-to-maturity securities, amortized cost	$ 13,486	6,286
Weighted average yield contractual maturities, Total, held-to-maturity, cost	4.89%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 87
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	5.95%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 1,866
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	4.80%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 11,533
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	4.90%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 13,759	6,200
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	87
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	1,940
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	11,732
Total mortgage-backed securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 167,214	160,203
Weighted average yield contractual maturities, Total, available-for-sale	3.43%
Due within 1 year, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 183
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.51%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,561
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.62%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 165,470
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.43%
Federal agencies [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 162,453	153,203
Weighted average yield contractual maturities, Total, available-for-sale	3.43%
Due within 1 year, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 152
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.40%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,326
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	2.52%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 160,975
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.44%
Held-to-maturity securities:
Held-to-maturity securities, amortized cost	$ 94,869	93,685
Weighted average yield contractual maturities, Total, held-to-maturity, cost	3.08%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 15
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	3.10%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 0
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	0.00%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 94,854
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	3.08%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 96,925	91,509
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	15
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	0
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	96,910
Residential [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 827	2,775
Weighted average yield contractual maturities, Total, available-for-sale	2.78%
Due within 1 year, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.00%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	0.00%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 827
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.78%
Commercial [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 3,934	4,225
Weighted average yield contractual maturities, Total, available-for-sale	3.44%
Due within 1 year, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 31
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.03%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 235
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.22%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 3,668
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.45%
Corporate debt securities [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 6,563	6,271
Weighted average yield contractual maturities, Total, available-for-sale	4.83%
Due within 1 year, Contractual maturities, available-for-sale	$ 460
Percentage of weighted average yield, Due within 1 year, available-for-sale	5.37%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 2,251
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	4.93%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 3,070
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	4.64%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 782
Percentage of weighted average yield, Due after 10 years, available-for-sale	4.98%
Collateralized loan obligations [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 29,695	35,343
Weighted average yield contractual maturities, Total, available-for-sale	3.33%
Due within 1 year, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due within 1 year, available-for-sale	0.00%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 0
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	0.00%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 12,137
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	3.43%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 17,558
Percentage of weighted average yield, Due after 10 years, available-for-sale	3.27%
Other [Member]
Available-for-sale securities:
Contractual maturities, Total amount, available-for-sale	$ 4,690	5,483
Weighted average yield contractual maturities, Total, available-for-sale	2.57%
Due within 1 year, Contractual maturities, available-for-sale	$ 35
Percentage of weighted average yield, Due within 1 year, available-for-sale	4.16%
Due in 1-5 years, Contractual maturities, available-for-sale	$ 687
Percentage of weighted average yield, Due in 1-5 years, available-for-sale	3.15%
Due in 5-10 years, Contractual maturities, available-for-sale	$ 1,408
Percentage of weighted average yield, Due In 5-10 years, available-for-sale	1.80%
Due in 10 years or more, Contractual maturities, available-for-sale	$ 2,560
Percentage of weighted average yield, Due after 10 years, available-for-sale	2.81%
Held-to-maturity securities:
Held-to-maturity securities, amortized cost	$ 37	66
Weighted average yield contractual maturities, Total, held-to-maturity, cost	3.18%
Due within 1 year, Contractual maturities, held-to-maturity, cost	$ 0
Percentage of weighted average yield, Due In 1 year, held-to-maturity, cost	0.00%
Due in 1-5 years, Contractual maturities, held-to-maturity, cost	$ 0
Percentage of weighted average yield, Due In 1-5 years, held-to-maturity, cost	0.00%
Due in 5-10 years, Contractual maturities, held-to-maturity, cost	$ 37
Percentage of weighted average yield, Due In 5-10 years, held-to-maturity, cost	3.18%
Due in 10 years or more, Contractual maturities, held-to-maturity, cost	$ 0
Percentage of weighted average yield, Due after 10 years, held-to-maturity, cost	0.00%
Held-to-maturity securities, at fair value:
Contractual maturities, Total amount, held-to-maturity, fair value	$ 37	$ 66
Due within 1 year, Contractual maturities, held-to-maturity, at fair value	0
Due in 1-5 years, Contractual maturities, held-to-maturity, at fair value	0
Due in 5-10 years, Contractual maturities, held-to-maturity, at fair value	37
Due in 10 years or more, Contractual maturities, held-to-maturity, at fair value	$ 0